Accounts and Notes Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts and Notes Receivable
Balance at beginning of year	$ 13,246	$ 17,003	$ 16,122
Amounts provided during the year	1,123	278	2,002
Amounts reversed of collection during the year	(1,813)	(1,213)	(463)
Writing off uncollectible account receivables	(4,586)	(2,544)	(410)
Foreign currency translation	206	(278)	(248)
Balance at end of year	$ 8,176	$ 13,246	$ 17,003